Income Taxes - Summary of Net Operating Loss Carryforwards (Details) (10-K) - Federal [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Net loss carry forward	$ 691
Tax Year 2014 [Member]
Operating Loss Carryforwards [Line Items]
Expiration date	2033
Net loss carry forward	$ 7
Tax Year 2013 [Member]
Operating Loss Carryforwards [Line Items]
Expiration date	2032
Net loss carry forward	$ 684